Average Annual Total Returns - FidelityFreedomFunds-RetailComboPRO - FidelityFreedomFunds-RetailComboPRO - Fidelity Freedom 2020 Fund	May 30, 2023
Fidelity Freedom 2020 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(16.05%)
Past 5 years	3.07%
Past 10 years	5.55%
Fidelity Freedom 2020 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(18.12%)
Past 5 years	0.79%
Past 10 years	3.64%
Fidelity Freedom 2020 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(8.47%)
Past 5 years	2.10%
Past 10 years	4.02%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Past 10 years	1.06%
F0202
Average Annual Return:
Past 1 year	(15.86%)
Past 5 years	3.29%
Past 10 years	5.81%